Restructuring Charge - Additional Information (Details) - FPSO Segment [Member] $ in Millions	3 Months Ended
Jun. 30, 2016 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1.5
Expected restructuring cost	2.4
Restructuring reserve	$ 1.5